                            JPMORGAN TAX AWARE FUNDS
           JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

                           JPMORGAN U.S. EQUITY FUNDS
                        JPMORGAN DISCIPLINED EQUITY FUND
                         JPMORGAN SMALL CAP GROWTH FUND

                            JPMORGAN SPECIALTY FUNDS
                             JPMORGAN GLOBAL 50 FUND
                         JPMORGAN GLOBAL HEALTHCARE FUND

                          JPMORGAN INTERNATIONAL FUNDS
                        JPMORGAN FLEMING ASIA EQUITY FUND

                              JPMORGAN INCOME FUNDS
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND

                          SUPPLEMENT DATED JULY 3, 2003
                               TO THE PROSPECTUSES
                           (CLASSES A, B AND C SHARES)

     Effective immediately, each Fund listed below will no longer accept new purchase orders for the classes of shares listed below.

                                                                                    CLOSED CLASSES
FUND                                                                                   OF SHARES
----                                                                                --------------
JPMorgan Global 50 Fund                                                             Class A Shares
JPMorgan Global 50 Fund                                                             Class B Shares
JPMorgan Global 50 Fund                                                             Class C Shares

JPMorgan Fleming Tax Aware International Opportunities Fund                         Class A Shares
JPMorgan Fleming Tax Aware International Opportunities Fund                         Class B Shares
JPMorgan Fleming Tax Aware International Opportunities Fund                         Class C Shares

JPMorgan Small Cap Growth Fund                                                      Class A Shares
JPMorgan Small Cap Growth Fund                                                      Class B Shares
JPMorgan Small Cap Growth Fund                                                      Class C Shares

JPMorgan Global Strategic Income Fund                                               Class A Shares
JPMorgan Global Strategic Income Fund                                               Class B Shares

JPMorgan Global Healthcare Fund                                                     Class A Shares
JPMorgan Global Healthcare Fund                                                     Class B Shares
JPMorgan Global Healthcare Fund                                                     Class C Shares

JPMorgan Disciplined Equity Fund                                                    Class B Shares

JPMorgan Fleming Asia Equity Fund                                                   Class A Shares
JPMorgan Fleming Asia Equity Fund                                                   Class B Shares


                                                                 SUP-CLABCPR-703

                         J.P. MORGAN INSTITUTIONAL FUNDS
                   J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                          J.P. MORGAN MUTUAL FUND GROUP
                            J.P. MORGAN SERIES TRUST

                          SUPPLEMENT DATED JULY 3, 2003
                   TO THE STATEMENTS OF ADDITIONAL INFORMATION

                           (CLASSES A, B AND C SHARES)

     Effective immediately, each Fund listed below will no longer accept new purchase orders for the classes of shares listed below.

                                                                                    CLOSED CLASSES
FUND                                                                                   OF SHARES
---                                                                                 --------------
JPMorgan Global 50 Fund                                                             Class A Shares
JPMorgan Global 50 Fund                                                             Class B Shares
JPMorgan Global 50 Fund                                                             Class C Shares

JPMorgan Fleming Tax Aware International Opportunities Fund                         Class A Shares
JPMorgan Fleming Tax Aware International Opportunities Fund                         Class B Shares
JPMorgan Fleming Tax Aware International Opportunities Fund                         Class C Shares

JPMorgan Small Cap Growth Fund                                                      Class A Shares
JPMorgan Small Cap Growth Fund                                                      Class B Shares
JPMorgan Small Cap Growth Fund                                                      Class C Shares

JPMorgan Global Strategic Income Fund                                               Class A Shares
JPMorgan Global Strategic Income Fund                                               Class B Shares

JPMorgan Global Healthcare Fund                                                     Class A Shares
JPMorgan Global Healthcare Fund                                                     Class B Shares
JPMorgan Global Healthcare Fund                                                     Class C Shares

JPMorgan Disciplined Equity Fund                                                    Class B Shares

JPMorgan Fleming Asia Equity Fund                                                   Class A Shares
JPMorgan Fleming Asia Equity Fund                                                   Class B Shares

                                                                  SUP-CLABCS-703